Fees Summary	Aug. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,286,000
Previously Paid Amount	0.00
Total Fee Amount	189.81
Total Offset Amount	0.00
Net Fee	189.81
Narrative - Max Aggregate Offering Price	$ 1,286,000
Final Prospectus	true